Label	Element	Value
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Parametric Equity Premium Income ETF (the “Fund”) seeks to provide consistent monthly income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from October 16, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide consistent monthly income while maintaining prospects for  capital appreciation. The Adviser and Parametric Portfolio Associates LLC (the “Sub-Adviser”) seek to fulfill the Fund’s objective by using two principal strategies (1) creating an actively-managed portfolio of dividend-paying equity securities  that primarily include common stocks of U.S. companies selected from the Russell 3000®  Index (the “long equity portfolio”); and (2) selling (writing) option contracts on the  SPDR S&P 500® ETF Trust (the “Underlying ETF”) or on the S&P 500® Index (“Underlying Index”) to generate additional yield.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. Equity securities in which the Fund may invest include common stocks.
The Fund seeks to employ a top-down, disciplined, and systematic investment process that emphasizes a diversified portfolio of quality companies that over the prior 12 months have demonstrated high current income and lower levels of risk on a sector relative basis. Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities (i.e., equity securities of companies included in the Russell 3000® Index). To achieve broad diversification, each economic sector generally receives an equal weight. The top-ranked securities within each sector based on the Sub-Adviser’s yield and risk screening are also generally weighted equally. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio is rebalanced periodically to maintain diversification and is reconstituted on an annual basis. The portfolio managers seek to manage portfolio risk by using a quantitative model to construct a diversified portfolio of durable dividend paying companies.
The Fund will systemically sell (write) out-of-the-money call option contracts, which have an expiration date of approximately two weeks, with an objective of generating incremental income. The Fund will sell such call option contracts on the Underlying ETF or  on the Underlying Index. Flexible Exchange Options (“FLEX Options”) that reference the Underlying ETF may be utilized. The Fund’s derivative instruments are generally limited to its call option writing strategy.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period or at a specified future date. Selling a call option entitles the seller to a premium equal to the value of the option at the time of the trade. In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless). Conversely, in the event the underlying asset appreciates in value, the value of a call option will generally increase. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates.
A call option is considered “out-of-the-money” when the strike price of the option at expiration exceeds the current price of the underlying asset. By selling call options, the Fund will receive premiums but will give up the opportunity to benefit from potential increases in the value of the Underlying ETF or the Underlying Index above the exercise prices of such options.
As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying ETF or Underlying Index exceeds the strike price of the written call option. However, the Sub-Adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Sub-Adviser expects to write more frequent, short-dated call options with two-week expirations in tranches with such expirations being staggered approximately every three to four trading days. The Sub-Adviser believes that this may provide the opportunity for a more diversified options portfolio with more consistent greater upside appreciation profile compared to a written call option portfolio with a single position. Additionally, the Sub-Adviser believes that the laddering of short-dated call options may provide a more stable option premium income for the portfolio, as each call option in the portfolio is expected to be a short-dated call option with a two-week expiration (either expiring worthless or with a liability) and, upon expiration, is expected to be replaced with a new short-dated call option with a two-week expiration.
The Fund may incorporate certain tax optimization strategies within the long equity portfolio in order to seek more tax-efficient distributions. An example of such a strategy is harvesting losses in the long equity portfolio to offset realized gains in the written options portfolio and long equity portfolio. By offsetting gains through tax loss harvesting, distributions which would otherwise be taxed at short term capital gains rates may instead be classified as return of capital and result in a more tax efficient distribution to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance over the last year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-836-2414
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Calendar Years
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	03/31/24	7.02%
Low Quarter	06/30/24	-2.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2024)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Equity Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Income Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks held by the Fund and the premiums received by the Fund with respect to its written call options. Changes in the dividend policies of companies held by the Fund could make it more difficult for the Fund to provide a consistent monthly income.  For example, if the stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. In addition, the premiums received by the Fund with respect to its written call options will vary over time and based on market conditions.

The Fund seeks to provide consistent monthly income while maintaining prospects for capital appreciation. However, there is no guarantee that the Fund will make monthly income payments to its shareholders or, if made, that the Fund’s monthly income payments to shareholders will remain consistent. For example, in the event the value of the asset underlying a written call option exceeds the strike price plus the premium received by the Fund with respect to the option, the Fund’s ability to provide consistent monthly income may be adversely impacted. The amount of the Fund’s distributions for any period may exceed the amount of the Fund’s income and gains for that period. In that case, some or all of the Fund’s distributions may constitute a return of capital to shareholders.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Derivatives [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Call Option Writing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Call Option Writing Risk. Writing call options involves the risk that the Fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price, but retains the risk of loss should the price of the underlying security or instrument decline. Additionally, the Fund’s call option writing strategy may not fully protect it against declines in the value of the market.

During periods in which equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying security or instrument over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying security or instrument over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without such an options writing strategy.

The Fund will also incur a form of economic leverage through its use of call options and other derivatives that seek to manage the overall directional market exposure, which could increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund.

There are special risks associated with uncovered option writing which expose the Fund to potentially significant loss. As the seller of an uncovered call option, the Fund bears unlimited risk of loss should the price of the underlying security increase above the exercise price until the Fund covers its exposure.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | FLEX Options [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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FLEX Options. The Fund may utilize FLEX Options guaranteed for settlement by the OCC. The FLEX Options traded by the Fund are listed on the Chicago Board Options Exchange. Options positions are marked to market daily. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, termination of FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete and/or the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of your investment. Additionally, in connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund may experience losses from certain FLEX Option positions and certain FLEX Option positions may expire with little to no value.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | ETF Structure Risks [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Active Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser or Sub-Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. The Sub-Adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the Sub-Adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the Sub-Adviser’s skill in developing and maintaining that process. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results. In addition, in implementing this rule-based management process, the Fund may not necessarily sell or otherwise close a position as a result of fundamental investment analysis or adverse changes in a company’s financial position or outlook.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Investment Objective Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Investment Objective Risk. There is no guarantee that the Adviser and/or Sub-Adviser will be successful in managing the Fund to provide consistent (monthly) distributable income combined with capital appreciation through equity market exposure. The Fund may underperform its benchmark,  particularly in rising markets. In addition, the Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Correlation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Correlation Risk.  As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Clearing Member Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Clearing Member Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and receive payments from a clearing house through their accounts at clearing members. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Counterparty [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
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Counterparty. Counterparty risk generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Tax Risk. The Fund intends to limit the overlap between its stock holdings and the stock holdings of the Underlying ETF or constituents of the Underlying Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the stock holdings of the Underlying ETF or Underlying Index under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions and may decrease the amount of the Fund’s dividends that may be reported as qualified dividend income. The tax consequences of such straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.82%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	29.64%	[1],[2]
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.37%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	20.50%	[2],[3]
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Parametric Equity Premium Income ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2024	rr_AnnualReturn2024	8.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
1 Year	rr_AverageAnnualReturnYear01	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Parametric Equity Premium Income ETF | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.76%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%	[5]
(Morgan Stanley Parametric Equity Premium Income ETF) | (Parametric Equity Premium Income ETF) | Parametric Equity Premium Income ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%

[1]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index. The Fund’s primary benchmark index was changed from the Russell 1000® Value Index to the S&P 500® Index to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.

[2]
3	Since Inception reflects the inception date of the Fund (commenced operations on 10/16/23).

[3]
4	The Russell 1000® Value Index is an index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

[4]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[5]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.